Financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Cash and cash equivalents	$ 7,191	$ 6,369
Accounts receivable	5,298	4,794
Other assets	98	75
Accounts payable and accrued liabilities	(7,932)	(7,603)
Income taxes payable	(95)	(16)
Current portion of lease obligation	(368)	(315)
Lease obligation	(874)	(544)
Currency risk [member]
Statement [Line Items]
Cash and cash equivalents	4,882	4,786
Accounts receivable	3,658	3,567
Other assets	68	57
Accounts payable and accrued liabilities	(4,662)	(4,876)
Income taxes payable	(66)	(12)
Current portion of lease obligation	(103)	(101)
Lease obligation	(100)	(173)
financial assets and liabilities	$ 3,677	$ 3,248